ACQUISITION OF NOUMENA (Pro Forma) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
ACQUISITION OF NOUMENA [Abstract]
Revenues	$ 186,949,412	$ 160,723,554
Net (loss) income	$ 26,161,809	$ (8,227,818)
(Loss) income per share - basic	$ 0.02	$ (0.01)
(Loss) income per share - diluted	$ 0.02	$ (0.01)